Taxation - Sales tax (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales tax
Value added tax rate, services provided (as a percent)			6.00%
Value added tax rate, sales of general goods (as a percent)	16.00%	13.00%	13.00%	13.00%	13.00%